Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-4

Collection Period	09/01/14-09/30/14
Determination Date	10/9/2014
Distribution Date	10/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$733,552,279.75
2.	Collections allocable to Principal				$23,492,423.32
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,151,960.61

5.	Pool Balance on the close of the last day of the related Collection Period				$708,907,895.82
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				48,051
7.	Initial Pool Balance				$1,000,000,005.06

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$212,552,279.72		$187,907,895.79
	c.	Class A-3 Note Balance	$316,000,000.00		$316,000,000.00
	d.	Class A-4 Note Balance	$138,000,000.00		$138,000,000.00
	e.	Class B Note Balance	$22,000,000.00		$22,000,000.00
	f.	Class C Note Balance	$20,000,000.00		$20,000,000.00
	g.	Class D Note Balance	$20,000,000.00		$20,000,000.00

	h.	Note Balance (sum a - g)	$728,552,279.72		$703,907,895.79
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.6705119		0.5927694
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.7285523		0.7039079
10.	Overcollateralization Target Amount				$5,000,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.03
12.	Weighted Average Coupon			%	6.97%
13.	Weighted Average Original Term			months	65.94
14.	Weighted Average Remaining Term			months	52.13

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,270,969.17
	b.	Liquidation Proceeds allocable to Finance Charge			$1,648.70
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,272,617.87

16.	Principal:
	a.	Collections allocable to Principal			$23,492,423.32
	b.	Liquidation Proceeds allocable to Principal			$480,550.25
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$23,972,973.57
17.	Total Finance Charge and Principal Collections (15d + 16d)				$28,245,591.44
18.	Interest Income from Collection Account				$1,273.35
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17 + 18 + 19)				$28,246,864.79

Available Funds

21.	Available Collections		$28,246,864.79
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$28,246,864.79

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$611,293.57
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$611,293.57

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,584.70
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,584.70

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$92,105.99
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$92,105.99
	i.	Class A-3 Monthly Interest	$210,666.67
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$210,666.67
	m.	Class A-4 Monthly Interest	$147,200.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$147,200.00
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$31,350.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$31,350.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,500.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,500.00
32.	Tertiary Principal Distributable Amount		$0.00
33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$43,333.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$43,333.33
34.	Quaternary Principal Distributable Amount		$19,644,383.90
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$20,817,418.16
36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,000,000.03
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,272,617.87
	b.	Total Daily Deposits of Principal Collections	$23,972,973.57
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,273.35

	e.	Total Deposits to Collection Account (sum a - d)	$28,246,864.79
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$611,293.57
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,584.70
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$25,201,539.92
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,429,446.60

	f.	Total Withdrawals from Collection Account (sum a - e)	$28,246,864.79

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$92,105.99
	c.	Class A-3 Interest Distribution	$210,666.67
	d.	Class A-4 Interest Distribution	$147,200.00
	e.	Class B Interest Distribution	$31,350.00
	f.	Class C Interest Distribution	$32,500.00
	g.	Class D Interest Distribution	$43,333.33
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$24,644,383.93
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$25,201,539.92
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$24,736,489.92
	c.	Class A-3 Distribution	$210,666.67
	d.	Class A-4 Distribution	$147,200.00
	e.	Class B Distribution	$31,350.00
	f.	Class C Distribution	$32,500.00
	g.	Class D Distribution	$43,333.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$25,201,539.92

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,429,446.60
	b.	Reserve Account surplus (Ln 55)	$136.32

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,429,582.92
46.	Withdrawals
	a.	Certificateholder Distribution	$2,429,582.92

	b.	Total Withdrawals from Certificate Payment Account	$2,429,582.92

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.02	$2,500,000.02
	b.	Note Balance	$703,907,895.79
48.	Required Reserve Account Amount		$2,500,000.02

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,500,000.02
50.	Investment Earnings			$136.32
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,500,136.34
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$136.32

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,500,000.02
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$611,293.57
60.	Amount to be paid to Backup Servicer from the Collection Account			$4,584.70
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$25,201,539.92
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,429,446.60
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$136.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$24,736,489.92
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$210,666.67
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$147,200.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$31,350.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$32,500.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$43,333.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$2,429,582.92

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$669,761.66
74.	Cumulative Net Losses			$4,722,688.96
75.	Cumulative Net Loss Percentage			0.4723%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	837	$12,385,130.79
	b.	61 to 90 days past due	296	$4,032,977.71
	c.	91 or more days past due	131	$1,559,761.05

	d.	Total Past Due (sum a - c)	1,264	17,977,869.55

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer